Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,465,694)	$ (206,439)	¥ (2,507,317)	¥ (2,331,541)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, equipment and software	23,949	3,373	25,340	13,776
Amortization of intangible assets	778	110	778	778
Impairment of goodwill	162,574	22,898	0	0
Loss on disposal of property, equipment and operating lease right-of-use asset	488	69	117	288
Fair value change of put right liabilities	7,888	1,111	(34,260)	(16,628)
Equity in loss of affiliates	80,019	11,270	437,465	367,883
Share-based compensation	193,002	27,184	357,148	608,609
Amortization of right-of use assets and interest of lease liabilities	27,986	3,942	37,698	19,582
Recognition of deferred cost for planned dual listing			14,613
Loss on deconsolidation of a subsidiary	7,905	1,113
Fair value change of short-term and other investments	(26,461)	(3,727)	13,549	(30,360)
Changes in operating assets and liabilities
Accounts receivable			33,081	97,417
Contract assets			253,780	(26,389)
Prepayments and other receivables	35,863	5,051	109,226	(5,155)
Inventories			27,237	(27,237)
Accruals and other payables	(342,715)	(48,270)	109,863	152,101
Contract liabilities	17,769	2,503	52,555	224,000
Other non-current liabilities	(6,212)	(875)	2,029	5,959
Deferred subsidy income				(7,509)
Lease liabilities	(22,089)	(3,111)	(35,707)	(18,667)
Net cash used in operating activities	(1,304,950)	(183,798)	(1,102,805)	(973,093)
Cash flows from investing activities
Purchase of property, equipment and software	(11,351)	(1,599)	(45,830)	(29,932)
Proceeds from disposal of property and equipment	19	3	26
Capital injection in an affiliate	(6,000)	(845)		(6,000)
Proceeds from disposal of short-term and other investments	1,005,249	141,586	7,911,518	9,482,040
Purchase of short-term and other investments	(885,580)	(124,731)	(7,407,332)	(10,173,314)
Cash received from deconsolidation of a subsidiary	178	25
Net cash generated from (used in) investing activities	102,515	14,439	458,382	(727,206)
Cash flows from financing activities
Payments of the issuance cost in relation to private placement				(128,786)
Payments of cost in relation to planned dual listing				(9,820)
Proceeds from exercise of warrants				672,664
Proceeds from exercise of stock options	2,788	393	44,650	51,315
Proceeds from issuance of ordinary shares for restricted share units				8,551
Proceeds from bank borrowings	118,853	16,740	18,956
Repayment of bank borrowings	(48,926)	(6,892)
Payment for stock repurchase	(61,260)	(8,628)	(21,249)
Prepayment for stock repurchase	3,883	547
Net cash generated from financing activities	7,572	1,066	42,357	593,924
Effect of exchange rate changes on cash, cash equivalents and restricted cash	84,452	11,896	389,203	(128,771)
Net decrease in cash, cash equivalents and restricted cash	(1,110,411)	(156,397)	(212,863)	(1,235,146)
Cash, cash equivalents and restricted cash, beginning of year	3,310,769	466,311	3,523,632	4,758,778
Cash, cash equivalents and restricted cash, end of the year	2,200,358	309,914	3,310,769	3,523,632
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	22,089	3,111	35,707	18,667
Right-of-use assets obtained in exchange for operating lease obligations	11,108	1,565	9,888	118,436
Other supplemental cash flow disclosures
Income tax paid			697	9,077
Interest paid	704	99
Non-cash activities
Payables for purchase of property, equipment and software	¥ 1,226	$ 173	7,124	6,679
Accrued planned dual listing costs payable				¥ 4,793
Recognition of put right liabilities			¥ 17,729